INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible assets consist
SUGARDOWN technology and provisional patents	$ 900,000	$ 900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$ 792,857	$ 825,000